Operating expenses (Details 1) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Operating Expenses	$ 23,413,031,000	$ 20,431,164,000	$ 18,318,787,000
Administrative And Selling Expenses	4,151,623,000	4,486,896,000	5,411,458,000
Other Long-term Employee Benefits
Statement [Line Items]
Operating Expenses	205,817,000	157,574,000	141,432,000
Administrative And Selling Expenses	43,936,000	33,947,000	14,364,000
Depreciation of Property, Plant and Equipment
Statement [Line Items]
Operating Expenses	7,637,642,000	5,465,104,000	4,047,123,000
Administrative And Selling Expenses	0	0	504,000
Amortization of Intangible Assets
Statement [Line Items]
Operating Expenses	3,073,753,000	3,523,429,000	2,920,414,000
Administrative And Selling Expenses	0	0	0
Purchase of Energy and Power
Statement [Line Items]
Operating Expenses	192,977,000	216,503,000	192,451,000
Administrative And Selling Expenses	0	0	0
Fees and Compensation for Services
Statement [Line Items]
Operating Expenses	1,401,161,000	1,417,559,000	875,922,000
Administrative And Selling Expenses	1,512,603,000	1,201,032,000	1,524,904,000
Maintenance Expenses
Statement [Line Items]
Operating Expenses	3,635,639,000	2,660,334,000	2,698,995,000
Administrative And Selling Expenses	92,326,000	284,884,000	280,895,000
Consumption of Materials and Spare Parts
Statement [Line Items]
Operating Expenses	1,152,038,000	773,063,000	969,451,000
Administrative And Selling Expenses	0	0	0
Insurance
Statement [Line Items]
Operating Expenses	1,283,956,000	1,081,107,000	709,193,000
Administrative And Selling Expenses	35,639,000	47,675,000	26,940,000
Levies and Royalties
Statement [Line Items]
Operating Expenses	384,896,000	676,828,000	789,808,000
Administrative And Selling Expenses	0	0	0
Taxes and Assessments
Statement [Line Items]
Operating Expenses	89,104,000	77,810,000	69,807,000
Administrative And Selling Expenses	341,073,000	533,853,000	412,622,000
Tax on Bank Account Transactions
Statement [Line Items]
Operating Expenses	9,180,000	9,881,000	10,119,000
Administrative And Selling Expenses	426,531,000	678,081,000	1,291,224,000
Compensation to Employees
Statement [Line Items]
Operating Expenses	4,333,694,000	4,363,107,000	4,869,264,000
Administrative And Selling Expenses	1,606,139,000	1,645,246,000	1,793,801,000
Others
Statement [Line Items]
Operating Expenses	13,174,000	8,865,000	24,808,000
Administrative And Selling Expenses	$ 93,376,000	$ 62,178,000	$ 66,204,000